PRINCIPAL ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2015
PRINCIPAL ACCOUNTING POLICIES
Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs' subsidiaries	Date of establishment/acquisition
Shanghai Ctrip Commerce Co., Ltd. ("Shanghai Ctrip Commerce")	Established on July 18, 2000
Beijing Ctrip International Travel Agency Co., Ltd. ("Beijing Ctrip")	Acquired on January 15, 2002
Guangzhou Ctrip International Travel Agency Co., Ltd. ("Guangzhou Ctrip")	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. ("Shanghai Ctrip" formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. ("Shenzhen Ctrip")	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. ("Ctrip Insurance")	Established on July 25, 2011
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. ("Shanghai Huacheng" formerly Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. ("Chengdu Ctrip")	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. ("Chengdu Ctrip International")	Established on November 4, 2008

Consolidation balance sheet information of VIEs

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
Total assets	13,495,852,174	16,673,014,679
Less: Inter-company receivables	(1,424,351,080)	(2,574,833,491)
Total assets excluding inter-company	12,071,501,094	14,098,181,188
Total liabilities	12,509,239,945	15,348,023,915
Less: Inter-company payables	(6,133,068,354)	(5,645,069,141)
Total liabilities excluding inter-company	6,376,171,591	9,702,954,774

Consolidation results of operations information of VIEs

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
Net revenues	3,131,473,717	4,841,152,848
Cost of revenues	920,625,006	1,516,879,374
Net (loss) / income	(43,734,329)	714,987,373

Property, equipment and software, estimated useful lives

Building	20 - 30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Software	3 - 5 years

Components of other income

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
Gain on deconsolidation of a subsidiary	—	2,269,860,747
Financial subsidies	96,454,198	128,633,538
Reimbursement from the depository	—	11,582,882
Foreign exchange (losses)/ gains	(10,814,803)	3,994,310
Dividends from a cost method investment	39,036,138	—
Gain on disposal of cost method investment	1,674,498	—
Bank charges	(35,117,403)	(50,633,202)
Others	7,273,655	26,687,406

Total	98,506,283	2,390,125,681

Online Trip Package Service Provider
Acquisitions disclosures
Purchase price allocation

RMB
Net assets	13,176,760
Identifiable intangible assets—trademark and domain	61,564,134
Deferred tax liabilities	(9,234,620)
Non-controlling interests	(134,009,200)
Goodwill	207,981,890

Total purchase consideration	139,478,964

Travelfusion
Acquisitions disclosures
Purchase price allocation

RMB
Net assets	36,936,493
Identifiable intangible assets—trademark and domain	344,256,108
Deferred tax liabilities	(72,293,783)
Non-controlling interests	(275,995,802)
Goodwill	687,633,024

Total purchase consideration	720,536,040